Operating Segments - Reconciliation of Total Segment Operating Income to Consolidated Operating Profit from Continuing Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total segment operating profit	₩ 1,000,893	₩ 833,851	₩ 1,224,572
Gain on disposal of property and equipment and intangible assets	8,942	38,933	13,991
Others	94,288	33,017	18,006
Other operating income	103,230	71,950	31,997
Impairment loss on property and equipment and intangible assets	(65,935)	(255,839)	(54,946)
Loss on disposal of property and equipment and intangible assets	(56,248)	(87,257)	(60,086)
Donations	(17,557)	(59,012)	(112,634)
Bad debt for accounts receivable - other	(5,802)	(7,718)	(5,793)
Others	(65,015)	(26,876)	(101,589)
Other operating expenses	(1,724,899)	(1,782,404)	(1,630,747)
Operating segments [member]
Disclosure of operating segments [line items]
Total segment operating profit	1,109,980	1,201,760	1,536,626
Adjustments [member]
Disclosure of operating segments [line items]
Total segment operating profit	(109,087)
Gain on disposal of property and equipment and intangible assets	8,942	38,933	13,991
Others	94,288	33,017	18,006
Other operating income	103,230	71,950	31,997
Impairment loss on property and equipment and intangible assets	(65,935)	(255,839)	(54,946)
Loss on disposal of property and equipment and intangible assets	(56,248)	(87,257)	(60,086)
Donations	(17,557)	(59,012)	(112,634)
Bad debt for accounts receivable - other	(5,802)	(7,718)	(5,793)
Others	(66,775)	(30,033)	(110,592)
Other operating expenses	₩ (212,317)	₩ (439,859)	₩ (344,051)